Reverse Capitalization (Details Narrative) - shares	1 Months Ended	12 Months Ended
	Mar. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2022
Subsequent Event [Line Items]
Weighted average shares outstanding		4,385,671	4,385,671
Venus shares issued to Joyous JD Limited		21,400	21,400
Venus shares issued to underwriter		7,500	7,500
Reverse Capitalization description			MicroAlgo has 4,825,000 warrants issued and outstanding, consisting of (i) 4,600,000 warrants held by previous public investors of Venus; and (ii) 225,000 warrants held by the Sponsor of Venus.
VIYI Shareholders [Member]
Subsequent Event [Line Items]
Issued shares				3,960,396
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion basis	Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01 (see Note 20 - Subsequent Event).